Common Stock Warrants - Schedule of Common Stock Option Activity (Details) - $ / shares		3 Months Ended	12 Months Ended
	Aug. 03, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Number of Options outstanding, Beginning Balance		500,000	500,000
Number of Options outstanding Granted, shares	1,600,000
Number of Options outstanding, Ending Balance				500,000
Weighted Average Exercise Price Options outstanding, Granted				$ 0.25
Predecessor [Member]
Number of Options outstanding, Beginning Balance		875,042	875,042	875,042
Number of Options outstanding Granted, shares
Number of Options outstanding Exercised, shares
Number of Options outstanding Forfeited, shares
Number of Options outstanding, Ending Balance		875,042	375,042	875,042
Number of Options exercisable, Ending Balance		468,792
Weighted Average Exercise Price Options outstanding, Beginning Balance		$ 0.16	$ 0.16	$ 0.16
Weighted Average Exercise Price Options outstanding, Granted			$ 0.05	0.25
Weighted Average Exercise Price Options outstanding, Exercised
Weighted Average Exercise Price Options outstanding, Forfeited
Weighted Average Exercise Price Options outstanding, Ending Balance		0.16		0.16
Weighted Average Exercise Price Options exercisable, Ending Balance		$ 0.16